Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Parenthetical) (Detail) - Plan 2020-2023 [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan		7 months	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan		19 months	31 months